Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
Total			$23,868,185,000
OSFI Covered Bond Limit			$35,401,824,040

Weighted average maturity of Outstanding Covered Bonds (months)				40.35
Weighted average remaining term of Loans in Cover Pool (months)				24.78

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$23,868,185,000

A = lower of (i) LTV Adjusted True Balance, and	$35,107,049,605	A (i)	$37,749,487,037
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$35,107,049,605
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$491,102,609
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$34,615,946,996

Valuation Calculation

Trading Value of Covered Bonds	$26,004,939,369

A = LTV Adjusted Present Value	$37,807,519,549	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.97%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$37,807,519,549

Intercompany Loan Balance

Guarantee Loan	$25,871,550,258
Demand Loan	$11,837,240,101
Total	$37,708,790,360

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
November 28, 2014	$221,201	0.01%

Cover Pool Flow of Funds

	28-Nov-2014		31-Oct-2014
Cash Inflows
Principal Receipts	$572,778,508		$581,702,639
Proceeds for sale of Loans	$0		$3,940,641,722
Draw on Intercompany Loan	$0		$8,596,237,257
Revenue Receipts	$87,206,260		$85,832,251
Swap receipts	$88,312,261	(1)	$81,562,083	(2)
Cash Outflows
Swap payment	($87,206,260)	(1)	($85,832,251)	(2)
Swap Breakage Fee	$0		($13,419,312)
Intercompany Loan interest	($88,135,636)	(1)	($81,398,959)	(2)
Intercompany Loan principal	($572,778,508)	(1)	($586,166,389)	(2)
Purchase of Loans	$0		($12,518,995,917)
Net inflows/(outflows)	$176,625		$163,124

(1) Cash settlement to occur on December 17, 2014
(2) Cash settlement occurred on November 17, 2014

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$38,320,830,075
Current Month Ending Balance	$37,747,830,367
Number of Mortgages in Pool	246,551
Average Mortgage Size	$153,104
Number of Properties	193,115
Number of Borrowers	187,266
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	70.42%		59.98%
Weighted Average LTV - Drawn	61.93%		52.87%
Weighted Average LTV - Original Authorized	73.26%
Weighted Average Mortgage Rate	2.97%
Weighted Average Seasoning (Months)	29.49
Weighted Average Original Term (Months)	54.27
Weighted Average Remaining Term (Months)	24.78

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	246,206	99.86	$37,687,655,767	99.84
30 to 59 days past due	133	0.05	$26,056,722	0.07
60 to 89 days past due	57	0.02	$8,816,851	0.02
90 or more days past due	155	0.06	$25,301,026	0.07
Total	246,551	100.00	$37,747,830,367	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	34,438	13.97	$6,058,751,201	16.05
British Columbia	54,819	22.23	$11,093,157,652	29.39
Manitoba	10,540	4.27	$1,182,949,015	3.13
New Brunswick	3,713	1.51	$289,752,636	0.77
Newfoundland and Labrador	2,565	1.04	$263,366,133	0.70
Northwest Territories	65	0.03	$9,572,197	0.03
Nova Scotia	6,775	2.75	$621,146,401	1.65
Nunavut	2	0.00	$85,895	0.00
Ontario	94,832	38.46	$14,346,328,631	38.01
Prince Edward Island	777	0.32	$64,414,367	0.17
Quebec	28,589	11.60	$2,565,353,821	6.80
Saskatchewan	9,174	3.72	$1,206,467,818	3.20
Yukon	262	0.11	$46,484,599	0.12
Total	246,551	100.00	$37,747,830,367	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	117	0.05	$14,736,423	0.04
499 and below	613	0.25	$87,017,706	0.23
500 - 539	504	0.20	$80,789,622	0.21
540 - 559	414	0.17	$58,842,846	0.16
560 - 579	639	0.26	$98,983,687	0.26
580 - 599	1,087	0.44	$173,247,502	0.46
600 - 619	1,789	0.73	$286,420,552	0.76
620 - 639	3,146	1.28	$519,849,245	1.38
640 - 659	5,374	2.18	$879,102,323	2.33
660 - 679	8,047	3.26	$1,322,925,878	3.50
680 - 699	11,264	4.57	$1,837,113,596	4.87
700 - 719	13,894	5.64	$2,252,286,127	5.97
720 - 739	15,632	6.34	$2,557,759,677	6.78
740 - 759	17,029	6.91	$2,736,792,786	7.25
760 - 779	18,251	7.40	$2,951,509,656	7.82
780 - 799	20,676	8.39	$3,355,573,590	8.89
800 and above	128,075	51.95	$18,534,879,152	49.10
Total	246,551	100.00	$37,747,830,367	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	165,930	67.30	$24,084,414,734	63.80
Variable	80,621	32.70	$13,663,415,632	36.20
Total	246,551	100.00	$37,747,830,367	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	54,690	22.18	$9,291,656,982	24.62
Homeline Mortgage Segment	191,861	77.82	$28,456,173,385	75.38
Total	246,551	100.00	$37,747,830,367	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	23,882	9.69	$3,855,653,294	10.21
Owner Occupied	222,669	90.31	$33,892,177,073	89.79
Total	246,551	100.00	$37,747,830,367	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	63	0.03	$13,955,666	0.04
2.0000% - 2.4999%	40,428	16.40	$7,419,748,937	19.66
2.5000% - 2.9999%	104,973	42.58	$17,121,095,524	45.36
3.0000% - 3.4999%	47,777	19.38	$6,529,475,510	17.30
3.5000% - 3.9999%	37,861	15.36	$4,993,083,649	13.23
4.0000% - 4.4999%	11,926	4.84	$1,329,136,691	3.52
4.5000% - 4.9999%	1,457	0.59	$141,222,734	0.37
5.0000% - 5.4999%	614	0.25	$63,031,174	0.17
5.5000% - 5.9999%	666	0.27	$56,300,767	0.15
6.0000% - 6.4999%	769	0.31	$79,429,437	0.21
6.5000% - 6.9999%	13	0.01	$1,104,119	0.00
7.0000% and above	4	0.00	$246,159	0.00
Total	246,551	100.00	$37,747,830,367	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	57,514	23.33	$8,397,553,224	22.25
12.00 - 23.99	88,583	35.93	$13,274,909,651	35.17
24.00 - 35.99	38,644	15.67	$5,772,451,081	15.29
36.00 - 47.99	36,202	14.68	$6,010,107,897	15.92
48.00 - 59.99	23,253	9.43	$3,953,778,661	10.47
60.00 - 71.99	1,692	0.69	$233,505,603	0.62
72.00 - 83.99	261	0.11	$30,746,152	0.08
84.00 and above	402	0.16	$74,778,098	0.20
Total	246,551	100.00	$37,747,830,367	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	107,269	43.51	$5,569,745,040	14.76
100,000 - 149,999	43,907	17.81	$5,452,130,286	14.44
150,000 - 199,999	32,192	13.06	$5,590,651,182	14.81
200,000 - 249,999	21,748	8.82	$4,861,837,973	12.88
250,000 - 299,999	14,517	5.89	$3,965,924,748	10.51
300,000 - 349,999	8,993	3.65	$2,908,542,043	7.71
350,000 - 399,999	5,656	2.29	$2,111,365,784	5.59
400,000 - 449,999	3,501	1.42	$1,482,072,321	3.93
450,000 - 499,999	2,469	1.00	$1,168,170,325	3.09
500,000 - 549,999	1,598	0.65	$836,215,695	2.22
550,000 - 599,999	1,095	0.44	$627,727,039	1.66
600,000 - 649,999	749	0.30	$467,838,671	1.24
650,000 - 699,999	563	0.23	$379,286,152	1.00
700,000 - 749,999	374	0.15	$270,779,808	0.72
750,000 - 799,999	283	0.11	$219,258,623	0.58
800,000 - 849,999	256	0.10	$211,093,356	0.56
850,000 - 899,999	218	0.09	$190,859,019	0.51
900,000 - 949,999	222	0.09	$205,494,783	0.54
950,000 - 999,999	154	0.06	$149,572,634	0.40
1,000,000 and above	787	0.32	$1,079,264,886	2.86
Total	246,551	100.00	$37,747,830,367	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	25,705	10.43	$3,887,502,737	10.30
Detached	192,019	77.88	$29,459,704,167	78.04
Duplex	4,377	1.78	$651,412,461	1.73
Fourplex	994	0.40	$176,651,452	0.47
Other	895	0.36	$130,369,991	0.35
Row (Townhouse)	12,194	4.95	$1,899,011,427	5.03
Semi-detached	9,462	3.84	$1,410,759,562	3.74
Triplex	905	0.37	$132,418,570	0.35
Total	246,551	100.00	$37,747,830,367	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	13,401	6.94	$650,006,436	1.72
20.01 - 25.00	4,097	2.12	$403,487,083	1.07
25.01 - 30.00	4,683	2.42	$553,045,854	1.47
30.01 - 35.00	5,739	2.97	$789,664,404	2.09
35.01 - 40.00	6,521	3.38	$1,001,039,811	2.65
40.01 - 45.00	8,981	4.65	$1,483,433,683	3.93
45.01 - 50.00	13,770	7.13	$2,397,051,502	6.35
50.01 - 55.00	18,389	9.52	$3,476,821,858	9.21
55.01 - 60.00	21,271	11.01	$4,652,252,616	12.32
60.01 - 65.00	29,289	15.17	$6,373,339,707	16.88
65.01 - 70.00	26,992	13.98	$6,358,666,151	16.85
70.01 - 75.00	26,610	13.78	$6,468,097,898	17.14
75.01 - 80.00	12,390	6.42	$2,881,646,917	7.63
> 80.00	982	0.51	$259,276,447	0.69
Total	193,115	100.00	$37,747,830,367	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	24,324	12.60	$1,457,606,626	3.86
20.01 - 25.00	9,431	4.88	$1,023,157,160	2.71
25.01 - 30.00	10,318	5.34	$1,362,726,907	3.61
30.01 - 35.00	11,630	6.02	$1,789,611,900	4.74
35.01 - 40.00	12,655	6.55	$2,184,936,776	5.79
40.01 - 45.00	13,984	7.24	$2,719,462,739	7.20
45.01 - 50.00	15,845	8.20	$3,333,175,804	8.83
50.01 - 55.00	17,987	9.31	$4,221,650,459	11.18
55.01 - 60.00	20,299	10.51	$5,019,040,389	13.30
60.01 - 65.00	20,755	10.75	$5,247,426,184	13.90
65.01 - 70.00	18,286	9.47	$4,806,641,079	12.73
70.01 - 75.00	13,121	6.79	$3,433,644,479	9.10
75.01 - 80.00	4,249	2.20	$1,081,464,697	2.86
> 80.00	231	0.12	$67,285,170	0.18
Total	193,115	100.00	$37,747,830,367	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$176,363,899	$141,572	$0	$80,118	$176,585,589
	20.01 - 25.00	$136,468,788	$0	$0	$0	$136,468,788
	25.01 - 30.00	$194,266,222	$117,305	$0	$0	$194,383,527
	30.01 - 35.00	$251,090,523	$0	$0	$0	$251,090,523
	35.01 - 40.00	$318,993,163	$0	$0	$146,290	$319,139,453
	40.01 - 45.00	$369,223,281	$171,384	$0	$682,249	$370,076,913
	45.01 - 50.00	$459,040,272	$101,219	$0	$612,011	$459,753,502
	50.01 - 55.00	$588,678,689	$939,943	$0	$39,343	$589,657,975
	55.01 - 60.00	$810,051,132	$602,023	$691,037	$756,667	$812,100,859
	60.01 - 65.00	$1,027,123,984	$1,474,923	$158,022	$169,802	$1,028,926,730
	65.01 - 70.00	$956,554,008	$1,118,341	$430,192	$255,722	$958,358,263
	70.01 - 75.00	$586,035,815	$251,053	$305,090	$348,030	$586,939,988
	75.01 - 80.00	$164,819,032	$0	$0	$160,632	$164,979,665
	> 80.00	$10,289,426	$0	$0	$0	$10,289,426
Total Alberta		$6,048,998,233	$4,917,763	$1,584,341	$3,250,863	$6,058,751,201

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$443,682,207	$0	$0	$26,926	$443,709,133
	20.01 - 25.00	$315,792,072	$126,610	$435,548	$0	$316,354,231
	25.01 - 30.00	$420,270,947	$0	$0	$0	$420,270,947
	30.01 - 35.00	$556,039,932	$0	$0	$151,806	$556,191,738
	35.01 - 40.00	$680,282,090	$132,933	$98,042	$97,473	$680,610,538
	40.01 - 45.00	$846,090,533	$281,965	$41,731	$803,704	$847,217,932
	45.01 - 50.00	$1,016,329,192	$871,015	$584,205	$988,390	$1,018,772,802
	50.01 - 55.00	$1,273,318,280	$2,421,033	$721,566	$2,605,522	$1,279,066,401
	55.01 - 60.00	$1,498,075,954	$1,514,480	$209,247	$2,125,561	$1,501,925,241
	60.01 - 65.00	$1,501,843,120	$388,890	$171,809	$2,466,620	$1,504,870,439
	65.01 - 70.00	$1,350,310,258	$553,172	$401,928	$1,786,521	$1,353,051,878
	70.01 - 75.00	$874,474,232	$150,757	$743,555	$0	$875,368,543
	75.01 - 80.00	$248,547,251	$0	$0	$229,822	$248,777,072
	> 80.00	$46,970,757	$0	$0	$0	$46,970,757
Total British Columbia		$11,072,026,825	$6,440,853	$3,407,631	$11,282,343	$11,093,157,652

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$30,646,249	$0	$0	$0	$30,646,249
	20.01 - 25.00	$23,469,631	$0	$0	$0	$23,469,631
	25.01 - 30.00	$30,949,265	$0	$0	$0	$30,949,265
	30.01 - 35.00	$40,348,591	$208,679	$0	$0	$40,557,270
	35.01 - 40.00	$54,024,437	$188,659	$0	$215,883	$54,428,978
	40.01 - 45.00	$59,332,456	$58,850	$0	$0	$59,391,306
	45.01 - 50.00	$81,681,856	$6,784	$0	$0	$81,688,640
	50.01 - 55.00	$111,609,100	$0	$0	$359,932	$111,969,032
	55.01 - 60.00	$131,755,171	$0	$0	$0	$131,755,171
	60.01 - 65.00	$170,732,747	$609,643	$0	$0	$171,342,390
	65.01 - 70.00	$193,639,356	$160,780	$108,976	$0	$193,909,112
	70.01 - 75.00	$174,841,189	$82,464	$0	$143,739	$175,067,392
	75.01 - 80.00	$77,418,363	$0	$0	$0	$77,418,363
	> 80.00	$356,217	$0	$0	$0	$356,217
Total Manitoba		$1,180,804,627	$1,315,859	$108,976	$719,554	$1,182,949,015

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$10,011,186	$0	$5,159	$0	$10,016,345
	20.01 - 25.00	$8,280,074	$0	$0	$0	$8,280,074
	25.01 - 30.00	$7,673,314	$0	$0	$0	$7,673,314
	30.01 - 35.00	$9,373,987	$0	$0	$0	$9,373,987
	35.01 - 40.00	$12,308,681	$0	$190,160	$0	$12,498,842
	40.01 - 45.00	$16,606,726	$170,851	$0	$40,065	$16,817,643
	45.01 - 50.00	$22,722,706	$0	$0	$17,348	$22,740,054
	50.01 - 55.00	$33,444,368	$0	$0	$0	$33,444,368
	55.01 - 60.00	$40,689,267	$0	$0	$0	$40,689,267
	60.01 - 65.00	$50,741,675	$150,158	$0	$418,123	$51,309,957
	65.01 - 70.00	$52,030,684	$593,082	$72,465	$0	$52,696,230
	70.01 - 75.00	$21,311,167	$294,817	$0	$62,290	$21,668,274
	75.01 - 80.00	$2,544,282	$0	$0	$0	$2,544,282
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$287,738,119	$1,208,908	$267,784	$537,826	$289,752,636

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$11,351,956	$17,039	$0	$0	$11,368,995
Labrador	20.01 - 25.00	$5,513,445	$0	$0	$0	$5,513,445
	25.01 - 30.00	$6,655,338	$0	$0	$0	$6,655,338
	30.01 - 35.00	$8,629,606	$0	$0	$0	$8,629,606
	35.01 - 40.00	$11,608,926	$0	$0	$0	$11,608,926
	40.01 - 45.00	$15,624,816	$0	$0	$0	$15,624,816
	45.01 - 50.00	$20,421,210	$0	$0	$0	$20,421,210
	50.01 - 55.00	$26,737,374	$0	$0	$46,802	$26,784,176
	55.01 - 60.00	$34,782,022	$0	$0	$0	$34,782,022
	60.01 - 65.00	$46,288,219	$93,655	$0	$175,268	$46,557,143
	65.01 - 70.00	$50,140,952	$161,898	$0	$87,834	$50,390,684
	70.01 - 75.00	$22,192,723	$0	$0	$0	$22,192,723
	75.01 - 80.00	$2,668,470	$0	$0	$0	$2,668,470
	> 80.00	$168,579	$0	$0	$0	$168,579
Total Newfoundland and Labrador		$262,783,637	$272,592	$0	$309,905	$263,366,133

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$91,826	$0	$0	$0	$91,826
Territories	20.01 - 25.00	$345,576	$0	$0	$0	$345,576
	25.01 - 30.00	$424,390	$0	$0	$0	$424,390
	30.01 - 35.00	$1,247,855	$0	$0	$0	$1,247,855
	35.01 - 40.00	$634,719	$0	$0	$0	$634,719
	40.01 - 45.00	$1,128,688	$0	$0	$0	$1,128,688
	45.01 - 50.00	$849,868	$0	$0	$0	$849,868
	50.01 - 55.00	$518,078	$0	$0	$0	$518,078
	55.01 - 60.00	$1,320,517	$0	$0	$0	$1,320,517
	60.01 - 65.00	$1,291,257	$0	$0	$0	$1,291,257
	65.01 - 70.00	$1,141,383	$0	$0	$0	$1,141,383
	70.01 - 75.00	$237,264	$0	$0	$0	$237,264
	75.01 - 80.00	$340,776	$0	$0	$0	$340,776
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$9,572,197	$0	$0	$0	$9,572,197

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$24,887,576	$0	$0	$13,206	$24,900,782
	20.01 - 25.00	$15,004,667	$13,793	$0	$0	$15,018,461
	25.01 - 30.00	$19,735,258	$0	$0	$0	$19,735,258
	30.01 - 35.00	$24,643,654	$18,695	$0	$295,153	$24,957,502
	35.01 - 40.00	$28,693,965	$0	$0	$0	$28,693,965
	40.01 - 45.00	$33,855,676	$224,068	$0	$119,363	$34,199,107
	45.01 - 50.00	$38,722,340	$0	$0	$0	$38,722,340
	50.01 - 55.00	$57,615,371	$0	$193,053	$102,668	$57,911,091
	55.01 - 60.00	$69,214,740	$29,267	$0	$0	$69,244,007
	60.01 - 65.00	$91,097,266	$0	$0	$86,345	$91,183,611
	65.01 - 70.00	$104,953,641	$0	$0	$154,368	$105,108,009
	70.01 - 75.00	$71,916,669	$0	$0	$148,044	$72,064,713
	75.01 - 80.00	$35,306,404	$0	$0	$0	$35,306,404
	> 80.00	$4,101,152	$0	$0	$0	$4,101,152
Total Nova Scotia		$619,748,377	$285,824	$193,053	$919,147	$621,146,401

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$85,895	$0	$0	$0	$85,895
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$85,895	$0	$0	$0	$85,895

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$641,010,255	$32,419	$227,191	$80,863	$641,350,728
	20.01 - 25.00	$433,175,383	$0	$0	$190,841	$433,366,224
	25.01 - 30.00	$573,755,699	$59,185	$81,059	$81,054	$573,976,998
	30.01 - 35.00	$753,774,070	$330,871	$0	$498,911	$754,603,853
	35.01 - 40.00	$895,663,208	$217,704	$0	$0	$895,880,912
	40.01 - 45.00	$1,129,681,075	$298,733	$331,561	$682,804	$1,130,994,174
	45.01 - 50.00	$1,394,192,843	$2,774,336	$775,887	$250,714	$1,397,993,780
	50.01 - 55.00	$1,749,302,870	$2,829,702	$349,149	$0	$1,752,481,721
	55.01 - 60.00	$1,974,247,343	$1,164,152	$497,669	$298,789	$1,976,207,952
	60.01 - 65.00	$1,794,783,638	$796,999	$262,767	$1,085,801	$1,796,929,205
	65.01 - 70.00	$1,493,837,112	$824,620	$116,113	$249,967	$1,495,027,811
	70.01 - 75.00	$1,177,347,205	$542,630	$218,058	$618,400	$1,178,726,292
	75.01 - 80.00	$316,524,428	$0	$0	$411,276	$316,935,704
	> 80.00	$1,853,277	$0	$0	$0	$1,853,277
Total Ontario		$14,329,148,405	$9,871,351	$2,859,455	$4,449,420	$14,346,328,631

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$2,421,038	$0	$0	$32,857	$2,453,895
Island	20.01 - 25.00	$2,019,644	$0	$0	$0	$2,019,644
	25.01 - 30.00	$2,505,140	$0	$0	$0	$2,505,140
	30.01 - 35.00	$3,147,894	$0	$0	$0	$3,147,894
	35.01 - 40.00	$3,194,072	$0	$0	$0	$3,194,072
	40.01 - 45.00	$4,100,480	$0	$0	$0	$4,100,480
	45.01 - 50.00	$6,776,791	$0	$0	$0	$6,776,791
	50.01 - 55.00	$6,521,827	$0	$0	$0	$6,521,827
	55.01 - 60.00	$9,173,548	$72,296	$0	$0	$9,245,844
	60.01 - 65.00	$10,220,492	$0	$0	$0	$10,220,492
	65.01 - 70.00	$10,739,951	$0	$0	$0	$10,739,951
	70.01 - 75.00	$3,091,645	$202,512	$0	$0	$3,294,157
	75.01 - 80.00	$194,180	$0	$0	$0	$194,180
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$64,106,702	$274,808	$0	$32,857	$64,414,367

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$94,434,309	$0	$0	$39,236	$94,473,545
	20.01 - 25.00	$61,401,950	$331,142	$0	$0	$61,733,092
	25.01 - 30.00	$78,680,305	$0	$0	$98,475	$78,778,780
	30.01 - 35.00	$97,569,015	$0	$0	$258,651	$97,827,666
	35.01 - 40.00	$124,468,965	$93,069	$0	$570,816	$125,132,850
	40.01 - 45.00	$173,675,787	$0	$0	$0	$173,675,787
	45.01 - 50.00	$200,215,984	$0	$34,388	$0	$200,250,373
	50.01 - 55.00	$242,266,370	$152,569	$61,840	$219,232	$242,700,011
	55.01 - 60.00	$281,826,571	$53,747	$108,579	$303,151	$282,292,047
	60.01 - 65.00	$332,276,665	$209,499	$0	$236,570	$332,722,735
	65.01 - 70.00	$351,650,683	$0	$0	$0	$351,650,683
	70.01 - 75.00	$326,071,144	$13,314	$0	$311,504	$326,395,962
	75.01 - 80.00	$193,744,787	$0	$0	$429,742	$194,174,529
	> 80.00	$3,545,761	$0	$0	$0	$3,545,761
Total Quebec		$2,561,828,294	$853,341	$204,808	$2,467,378	$2,565,353,821

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$21,481,939	$0	$0	$0	$21,481,939
	20.01 - 25.00	$19,813,660	$0	$0	$0	$19,813,660
	25.01 - 30.00	$26,302,031	$0	$0	$0	$26,302,031
	30.01 - 35.00	$38,976,730	$0	$0	$0	$38,976,730
	35.01 - 40.00	$50,955,602	$248,062	$0	$0	$51,203,665
	40.01 - 45.00	$63,913,113	$0	$86,970	$50,079	$64,050,163
	45.01 - 50.00	$81,807,026	$0	$103,834	$101,343	$82,012,204
	50.01 - 55.00	$118,259,420	$0	$0	$202,365	$118,461,785
	55.01 - 60.00	$154,543,718	$62,709	$0	$288,841	$154,895,268
	60.01 - 65.00	$201,289,301	$0	$0	$125,783	$201,415,084
	65.01 - 70.00	$223,741,643	$0	$0	$243,049	$223,984,692
	70.01 - 75.00	$166,845,596	$304,652	$0	$320,272	$167,470,519
	75.01 - 80.00	$36,400,079	$0	$0	$0	$36,400,079
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,204,329,858	$615,423	$190,805	$1,331,733	$1,206,467,818

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$527,601	$0	$0	$0	$527,601
	20.01 - 25.00	$774,335	$0	$0	$0	$774,335
	25.01 - 30.00	$1,071,919	$0	$0	$0	$1,071,919
	30.01 - 35.00	$3,007,277	$0	$0	$0	$3,007,277
	35.01 - 40.00	$1,909,857	$0	$0	$0	$1,909,857
	40.01 - 45.00	$2,099,833	$0	$0	$0	$2,099,833
	45.01 - 50.00	$3,194,239	$0	$0	$0	$3,194,239
	50.01 - 55.00	$2,133,995	$0	$0	$0	$2,133,995
	55.01 - 60.00	$4,582,194	$0	$0	$0	$4,582,194
	60.01 - 65.00	$10,657,142	$0	$0	$0	$10,657,142
	65.01 - 70.00	$10,582,382	$0	$0	$0	$10,582,382
	70.01 - 75.00	$4,218,651	$0	$0	$0	$4,218,651
	75.01 - 80.00	$1,725,174	$0	$0	$0	$1,725,174
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$46,484,599	$0	$0	$0	$46,484,599

Grand Total		$37,687,655,767	$26,056,722	$8,816,851	$25,301,026	$37,747,830,367

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.47	0.00	0.00	0.00	0.47
	20.01 - 25.00	0.36	0.00	0.00	0.00	0.36
	25.01 - 30.00	0.51	0.00	0.00	0.00	0.51
	30.01 - 35.00	0.67	0.00	0.00	0.00	0.67
	35.01 - 40.00	0.85	0.00	0.00	0.00	0.85
	40.01 - 45.00	0.98	0.00	0.00	0.00	0.98
	45.01 - 50.00	1.22	0.00	0.00	0.00	1.22
	50.01 - 55.00	1.56	0.00	0.00	0.00	1.56
	55.01 - 60.00	2.15	0.00	0.00	0.00	2.15
	60.01 - 65.00	2.72	0.00	0.00	0.00	2.73
	65.01 - 70.00	2.53	0.00	0.00	0.00	2.54
	70.01 - 75.00	1.55	0.00	0.00	0.00	1.55
	75.01 - 80.00	0.44	0.00	0.00	0.00	0.44
	> 80.00	0.03	0.00	0.00	0.00	0.03
Total Alberta		16.02	0.01	0.00	0.01	16.05

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.18	0.00	0.00	0.00	1.18
	20.01 - 25.00	0.84	0.00	0.00	0.00	0.84
	25.01 - 30.00	1.11	0.00	0.00	0.00	1.11
	30.01 - 35.00	1.47	0.00	0.00	0.00	1.47
	35.01 - 40.00	1.80	0.00	0.00	0.00	1.80
	40.01 - 45.00	2.24	0.00	0.00	0.00	2.24
	45.01 - 50.00	2.69	0.00	0.00	0.00	2.70
	50.01 - 55.00	3.37	0.01	0.00	0.01	3.39
	55.01 - 60.00	3.97	0.00	0.00	0.01	3.98
	60.01 - 65.00	3.98	0.00	0.00	0.01	3.99
	65.01 - 70.00	3.58	0.00	0.00	0.00	3.58
	70.01 - 75.00	2.32	0.00	0.00	0.00	2.32
	75.01 - 80.00	0.66	0.00	0.00	0.00	0.66
	> 80.00	0.12	0.00	0.00	0.00	0.12
Total British Columbia		29.33	0.02	0.01	0.03	29.39

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.16	0.00	0.00	0.00	0.16
	45.01 - 50.00	0.22	0.00	0.00	0.00	0.22
	50.01 - 55.00	0.30	0.00	0.00	0.00	0.30
	55.01 - 60.00	0.35	0.00	0.00	0.00	0.35
	60.01 - 65.00	0.45	0.00	0.00	0.00	0.45
	65.01 - 70.00	0.51	0.00	0.00	0.00	0.51
	70.01 - 75.00	0.46	0.00	0.00	0.00	0.46
	75.01 - 80.00	0.21	0.00	0.00	0.00	0.21
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		3.13	0.00	0.00	0.00	3.13

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.06	0.00	0.00	0.00	0.06
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.11	0.00	0.00	0.00	0.11
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.14
	65.01 - 70.00	0.14	0.00	0.00	0.00	0.14
	70.01 - 75.00	0.06	0.00	0.00	0.00	0.06
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.76	0.00	0.00	0.00	0.77

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.05	0.00	0.00	0.00	0.05
	50.01 - 55.00	0.07	0.00	0.00	0.00	0.07
	55.01 - 60.00	0.09	0.00	0.00	0.00	0.09
	60.01 - 65.00	0.12	0.00	0.00	0.00	0.12
	65.01 - 70.00	0.13	0.00	0.00	0.00	0.13
	70.01 - 75.00	0.06	0.00	0.00	0.00	0.06
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.70	0.00	0.00	0.00	0.70

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.28	0.00	0.00	0.00	0.28
	70.01 - 75.00	0.19	0.00	0.00	0.00	0.19
	75.01 - 80.00	0.09	0.00	0.00	0.00	0.09
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Nova Scotia		1.64	0.00	0.00	0.00	1.65

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.70	0.00	0.00	0.00	1.70
	20.01 - 25.00	1.15	0.00	0.00	0.00	1.15
	25.01 - 30.00	1.52	0.00	0.00	0.00	1.52
	30.01 - 35.00	2.00	0.00	0.00	0.00	2.00
	35.01 - 40.00	2.37	0.00	0.00	0.00	2.37
	40.01 - 45.00	2.99	0.00	0.00	0.00	3.00
	45.01 - 50.00	3.69	0.01	0.00	0.00	3.70
	50.01 - 55.00	4.63	0.01	0.00	0.00	4.64
	55.01 - 60.00	5.23	0.00	0.00	0.00	5.24
	60.01 - 65.00	4.75	0.00	0.00	0.00	4.76
	65.01 - 70.00	3.96	0.00	0.00	0.00	3.96
	70.01 - 75.00	3.12	0.00	0.00	0.00	3.12
	75.01 - 80.00	0.84	0.00	0.00	0.00	0.84
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Ontario		37.96	0.03	0.01	0.01	38.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.17	0.00	0.00	0.00	0.17

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.25	0.00	0.00	0.00	0.25
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.21	0.00	0.00	0.00	0.21
	30.01 - 35.00	0.26	0.00	0.00	0.00	0.26
	35.01 - 40.00	0.33	0.00	0.00	0.00	0.33
	40.01 - 45.00	0.46	0.00	0.00	0.00	0.46
	45.01 - 50.00	0.53	0.00	0.00	0.00	0.53
	50.01 - 55.00	0.64	0.00	0.00	0.00	0.64
	55.01 - 60.00	0.75	0.00	0.00	0.00	0.75
	60.01 - 65.00	0.88	0.00	0.00	0.00	0.88
	65.01 - 70.00	0.93	0.00	0.00	0.00	0.93
	70.01 - 75.00	0.86	0.00	0.00	0.00	0.86
	75.01 - 80.00	0.51	0.00	0.00	0.00	0.51
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Quebec		6.79	0.00	0.00	0.01	6.80

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.17	0.00	0.00	0.00	0.17
	45.01 - 50.00	0.22	0.00	0.00	0.00	0.22
	50.01 - 55.00	0.31	0.00	0.00	0.00	0.31
	55.01 - 60.00	0.41	0.00	0.00	0.00	0.41
	60.01 - 65.00	0.53	0.00	0.00	0.00	0.53
	65.01 - 70.00	0.59	0.00	0.00	0.00	0.59
	70.01 - 75.00	0.44	0.00	0.00	0.00	0.44
	75.01 - 80.00	0.10	0.00	0.00	0.00	0.10
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.19	0.00	0.00	0.00	3.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.12	0.00	0.00	0.00	0.12

Grand Total		99.84	0.07	0.02	0.07	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$2,222,003	0.01
	499 and below	$5,384,560	0.01
	500 - 539	$1,064,237	0.00
	540 - 559	$1,093,566	0.00
	560 - 579	$571,143	0.00
	580 - 599	$1,451,520	0.00
	600 - 619	$3,968,617	0.01
	620 - 639	$4,138,749	0.01
	640 - 659	$11,821,335	0.03
	660 - 679	$15,841,879	0.04
	680 - 699	$27,331,768	0.07
	700 - 719	$39,132,381	0.10
	720 - 739	$54,647,618	0.14
	740 - 759	$59,944,114	0.16
	760 - 779	$82,794,727	0.22
	780 - 799	$102,293,291	0.27
	800 and above	$1,043,905,115	2.77
Total		$1,457,606,626	3.86

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$633,502	0.00
	499 and below	$2,863,155	0.01
	500 - 539	$304,517	0.00
	540 - 559	$778,880	0.00
	560 - 579	$1,008,987	0.00
	580 - 599	$1,336,349	0.00
	600 - 619	$1,689,638	0.00
	620 - 639	$3,716,648	0.01
	640 - 659	$6,599,236	0.02
	660 - 679	$14,442,902	0.04
	680 - 699	$18,047,723	0.05
	700 - 719	$28,914,506	0.08
	720 - 739	$40,218,057	0.11
	740 - 759	$45,161,079	0.12
	760 - 779	$57,584,637	0.15
	780 - 799	$75,523,516	0.20
	800 and above	$724,333,829	1.92
Total		$1,023,157,160	2.71

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,266,522	0.00
	499 and below	$3,307,061	0.01
	500 - 539	$641,969	0.00
	540 - 559	$1,241,349	0.00
	560 - 579	$1,700,316	0.00
	580 - 599	$2,710,359	0.01
	600 - 619	$5,251,051	0.01
	620 - 639	$7,364,628	0.02
	640 - 659	$13,618,211	0.04
	660 - 679	$19,062,725	0.05
	680 - 699	$29,664,223	0.08
	700 - 719	$42,801,651	0.11
	720 - 739	$57,998,565	0.15
	740 - 759	$57,684,862	0.15
	760 - 779	$84,659,933	0.22
	780 - 799	$100,774,993	0.27
	800 and above	$932,978,488	2.47
Total		$1,362,726,907	3.61

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,655,817	0.00
	499 and below	$3,798,789	0.01
	500 - 539	$2,240,313	0.01
	540 - 559	$1,267,423	0.00
	560 - 579	$3,816,654	0.01
	580 - 599	$2,553,925	0.01
	600 - 619	$5,234,260	0.01
	620 - 639	$9,002,925	0.02
	640 - 659	$16,852,737	0.04
	660 - 679	$29,051,074	0.08
	680 - 699	$45,495,351	0.12
	700 - 719	$64,043,083	0.17
	720 - 739	$74,142,165	0.20
	740 - 759	$86,678,193	0.23
	760 - 779	$111,911,264	0.30
	780 - 799	$154,822,075	0.41
	800 and above	$1,177,045,851	3.12
Total		$1,789,611,900	4.74

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,651,581	0.01
	499 and below	$4,290,550	0.01
	500 - 539	$3,716,935	0.01
	540 - 559	$1,800,102	0.00
	560 - 579	$4,290,798	0.01
	580 - 599	$4,704,294	0.01
	600 - 619	$8,735,108	0.02
	620 - 639	$14,818,396	0.04
	640 - 659	$20,862,810	0.06
	660 - 679	$41,228,784	0.11
	680 - 699	$59,366,278	0.16
	700 - 719	$85,284,463	0.23
	720 - 739	$107,966,874	0.29
	740 - 759	$126,189,242	0.33
	760 - 779	$144,876,477	0.38
	780 - 799	$184,948,325	0.49
	800 and above	$1,369,205,760	3.63
Total		$2,184,936,776	5.79

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$818,901	0.00
	499 and below	$5,258,963	0.01
	500 - 539	$4,530,399	0.01
	540 - 559	$3,214,049	0.01
	560 - 579	$6,445,114	0.02
	580 - 599	$6,179,943	0.02
	600 - 619	$13,894,724	0.04
	620 - 639	$26,369,656	0.07
	640 - 659	$44,319,214	0.12
	660 - 679	$60,298,425	0.16
	680 - 699	$85,022,417	0.23
	700 - 719	$111,341,449	0.29
	720 - 739	$144,223,017	0.38
	740 - 759	$167,416,751	0.44
	760 - 779	$197,041,286	0.52
	780 - 799	$240,738,506	0.64
	800 and above	$1,602,349,924	4.24
Total		$2,719,462,739	7.20

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$1,926,201	0.01
	499 and below	$9,636,335	0.03
	500 - 539	$6,345,245	0.02
	540 - 559	$3,804,357	0.01
	560 - 579	$7,068,263	0.02
	580 - 599	$10,774,168	0.03
	600 - 619	$20,179,713	0.05
	620 - 639	$31,977,516	0.08
	640 - 659	$56,186,989	0.15
	660 - 679	$97,149,513	0.26
	680 - 699	$138,123,548	0.37
	700 - 719	$170,410,834	0.45
	720 - 739	$200,313,091	0.53
	740 - 759	$219,985,334	0.58
	760 - 779	$245,803,888	0.65
	780 - 799	$304,169,266	0.81
	800 and above	$1,809,321,544	4.79
Total		$3,333,175,804	8.83

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$914,751	0.00
	499 and below	$12,309,687	0.03
	500 - 539	$8,590,958	0.02
	540 - 559	$5,667,760	0.02
	560 - 579	$11,059,207	0.03
	580 - 599	$19,156,941	0.05
	600 - 619	$25,651,982	0.07
	620 - 639	$56,376,015	0.15
	640 - 659	$98,071,453	0.26
	660 - 679	$124,854,025	0.33
	680 - 699	$176,166,067	0.47
	700 - 719	$231,159,870	0.61
	720 - 739	$278,404,249	0.74
	740 - 759	$305,641,176	0.81
	760 - 779	$315,745,274	0.84
	780 - 799	$373,174,135	0.99
	800 and above	$2,178,706,908	5.77
Total		$4,221,650,459	11.18

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,476,262	0.00
	499 and below	$13,297,096	0.04
	500 - 539	$9,311,271	0.02
	540 - 559	$7,588,890	0.02
	560 - 579	$14,263,543	0.04
	580 - 599	$26,452,968	0.07
	600 - 619	$43,436,245	0.12
	620 - 639	$69,718,784	0.18
	640 - 659	$117,192,686	0.31
	660 - 679	$161,795,072	0.43
	680 - 699	$260,685,596	0.69
	700 - 719	$307,327,688	0.81
	720 - 739	$357,329,016	0.95
	740 - 759	$375,393,904	0.99
	760 - 779	$443,555,841	1.18
	780 - 799	$471,428,907	1.25
	800 and above	$2,338,786,620	6.20
Total		$5,019,040,389	13.30

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$0	0.00
	499 and below	$9,450,998	0.03
	500 - 539	$17,641,068	0.05
	540 - 559	$9,758,659	0.03
	560 - 579	$17,532,975	0.05
	580 - 599	$33,801,106	0.09
	600 - 619	$50,927,874	0.13
	620 - 639	$93,817,344	0.25
	640 - 659	$149,230,089	0.40
	660 - 679	$227,921,024	0.60
	680 - 699	$317,532,941	0.84
	700 - 719	$379,031,820	1.00
	720 - 739	$403,952,219	1.07
	740 - 759	$400,407,214	1.06
	760 - 779	$452,266,564	1.20
	780 - 799	$480,377,533	1.27
	800 and above	$2,203,776,755	5.84
Total		$5,247,426,184	13.90

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$989,398	0.00
	499 and below	$8,847,060	0.02
	500 - 539	$13,179,413	0.03
	540 - 559	$12,649,429	0.03
	560 - 579	$18,676,511	0.05
	580 - 599	$36,837,133	0.10
	600 - 619	$51,293,020	0.14
	620 - 639	$93,170,538	0.25
	640 - 659	$157,961,011	0.42
	660 - 679	$242,233,136	0.64
	680 - 699	$307,066,272	0.81
	700 - 719	$367,040,597	0.97
	720 - 739	$398,293,833	1.06
	740 - 759	$421,836,563	1.12
	760 - 779	$407,958,771	1.08
	780 - 799	$444,890,763	1.18
	800 and above	$1,823,717,630	4.83
Total		$4,806,641,079	12.73

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$7,143,145	0.02
	500 - 539	$8,539,210	0.02
	540 - 559	$8,698,210	0.02
	560 - 579	$9,682,321	0.03
	580 - 599	$20,738,662	0.05
	600 - 619	$42,493,518	0.11
	620 - 639	$81,030,170	0.21
	640 - 659	$135,438,915	0.36
	660 - 679	$206,630,037	0.55
	680 - 699	$267,582,057	0.71
	700 - 719	$309,746,347	0.82
	720 - 739	$321,011,856	0.85
	740 - 759	$350,705,397	0.93
	760 - 779	$303,473,199	0.80
	780 - 799	$317,046,968	0.84
	800 and above	$1,043,684,467	2.76
Total		$3,433,644,479	9.10

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$181,484	0.00
	499 and below	$1,052,475	0.00
	500 - 539	$3,454,789	0.01
	540 - 559	$1,280,172	0.00
	560 - 579	$2,867,856	0.01
	580 - 599	$6,550,134	0.02
	600 - 619	$11,745,982	0.03
	620 - 639	$25,617,964	0.07
	640 - 659	$48,427,801	0.13
	660 - 679	$76,650,612	0.20
	680 - 699	$95,655,160	0.25
	700 - 719	$106,320,815	0.28
	720 - 739	$111,728,970	0.30
	740 - 759	$109,508,241	0.29
	760 - 779	$98,863,469	0.26
	780 - 799	$101,835,819	0.27
	800 and above	$279,722,953	0.74
Total		$1,081,464,697	2.86

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/28/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$377,834	0.00
	500 - 539	$1,229,297	0.00
	540 - 559	$0	0.00
	560 - 579	$0	0.00
	580 - 599	$0	0.00
	600 - 619	$1,918,819	0.01
	620 - 639	$2,729,911	0.01
	640 - 659	$2,519,835	0.01
	660 - 679	$5,766,670	0.02
	680 - 699	$9,374,194	0.02
	700 - 719	$9,730,621	0.03
	720 - 739	$7,530,147	0.02
	740 - 759	$10,240,715	0.03
	760 - 779	$4,974,325	0.01
	780 - 799	$3,549,494	0.01
	800 and above	$7,343,308	0.02
Total		$67,285,170	0.18

Grand Total		$37,747,830,367	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - November 28, 2014	Page 21 of 21